PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Balance at the beginning	$ 549.5
Balance at the end	697.8	$ 549.5
Contractual commitments for the acquisition of property, plant and equipment	18.1	22.5
Gross inventories
Significant Accounting Policies
Balance at the beginning	1,051.1	942.7
Additions	232.6	224.0
Disposal of subsidiary		7.1
Disposals	46.6	59.8
Transfers	0.0	0.0
Translation differences	75.1	(48.7)
Balance at the end	1,312.2	1,051.1
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(501.6)	(500.8)
Depreciation during the period	118.7	87.6
Disposal of subsidiary		(4.3)
Disposals	(40.2)
Transfers	0.0
Divestments and disposals		(57.5)
Translation differences	34.3	(24.9)
Balance at the end	(614.4)	(501.6)
Land
Significant Accounting Policies
Balance at the beginning	35.6
Balance at the end	39.4	35.6
Land | Gross inventories
Significant Accounting Policies
Balance at the beginning	35.6	35.9
Additions	0.3	1.4
Disposals	0.1
Transfers		0.0
Translation differences	3.6	(1.7)
Balance at the end	39.4	35.6
Land | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0	0.0
Balance at the end	0.0	0.0
Buildings and constructions
Significant Accounting Policies
Balance at the beginning	268.4
Balance at the end	350.8	268.4
Buildings and constructions | Gross inventories
Significant Accounting Policies
Balance at the beginning	476.5	374.9
Additions	75.1	66.9
Disposals	28.6	28.3
Transfers	61.0	82.0
Translation differences	30.9	(19.0)
Balance at the end	614.9	476.5
Buildings and constructions | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(208.1)	(201.1)
Depreciation during the period	64.7	44.3
Disposals	(23.9)
Transfers	0.0
Divestments and disposals		(28.2)
Translation differences	15.2	(9.1)
Balance at the end	(264.1)	(208.1)
Machinery and equipment
Significant Accounting Policies
Balance at the beginning	197.0
Balance at the end	250.5	197.0
Machinery and equipment | Gross inventories
Significant Accounting Policies
Balance at the beginning	490.5	457.0
Additions	39.2	37.2
Disposal of subsidiary		6.7
Disposals	17.9	30.8
Transfers	52.7	58.1
Translation differences	36.3	(24.3)
Balance at the end	600.8	490.5
Machinery and equipment | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(293.5)	(299.6)
Depreciation during the period	54.0	43.3
Disposal of subsidiary		(4.3)
Disposals	(16.3)
Transfers	0.0
Divestments and disposals		(29.3)
Translation differences	19.1	(15.8)
Balance at the end	(350.3)	(293.5)
Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	48.5
Balance at the end	57.1	48.5
Advances paid and construction in progress | Gross inventories
Significant Accounting Policies
Balance at the beginning	48.5	74.9
Additions	118.0	118.5
Disposal of subsidiary		0.4
Disposals	0.0	0.7
Transfers	(113.7)	(140.1)
Translation differences	4.3	(3.7)
Balance at the end	57.1	48.5
Advances paid and construction in progress | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0	0.0
Balance at the end	$ 0.0	$ 0.0